Sep. 30, 2018
First Investors Government Cash Management Fund
First Investors Government Cash Management Fund
SUPPLEMENT DATED APRIL 1, 2019

FIRST INVESTORS INCOME AND EQUITY FUNDS PROSPECTUS
DATED JANUARY 31, 2019

1.	All references to the website “foresters.com” are deleted and replaced with “firstinvestorsfunds.com”.

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Please retain this Supplement for future reference

IEP419